Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
Note 14. Segment Information
In the operation of the business, the Chief Executive Officer, who is the Company’s chief operating decision maker, reviews the business as one segment. The Company currently sells its product in the Americas, Europe, Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”) markets. The Company measures revenue based on the physical location of where the customer who is receiving the promised goods or service is located. Disaggregated revenue data for those markets is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Americas	$9,806	$7,437	$20,232	$18,308
EMEA	6,425	4,555	12,687	8,390
APAC	4,188	2,182	7,620	5,177

Total	$20,419	$14,174	$40,539	$31,875

Revenue generated from customers within the Company’s country of domicile, the United States, amounted to $9.8 million and $6.1 million for the three months ended June 30, 2021 and 2020, respectively. For the six months ended June 30, 2021 and 2020, revenue in the United States was $19.4 million and $14.8 million, respectively. The Company’s long-lived assets are substantially located in the United States, where the Company’s primary operations are located.

Note 14. Segment Information
In the operation of the business, the Chief Executive Officer, who is the Company’s chief operating decision maker, reviews the business as one segment. The Company currently sells its product in the Americas, Europe, Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”) markets. The Company measures revenue based on the physical location of where the customer who is receiving the promised goods or service is located. Disaggregated revenue data for those markets is as follows:

	Revenue during the years ended December 31,
(in thousands)	2020	2019
Americas	$40,837	$53,183
EMEA	19,214	12,142
APAC	11,800	7,224

Total	$71,851	$72,549

Revenue generated from customers within the Company’s country of domicile, the United States, amounted to $35.1 million and $44.9 million for the years ended December 31, 2020 and 2019, respectively. The Company’s long-lived assets are substantially located in the United States, where the Company’s primary operations are located. here the Company’s primary operations are located
.